Property and Equipment, Net (Details) - Schedule of property and equipment, net	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Property, Plant and Equipment [Line Items]
Property and equipment, gross	¥ 5,482,829	$ 787,241	¥ 3,440,870
Less: accumulated depreciation	(2,869,565)	(412,020)	(2,286,895)
Property and equipment, net	2,613,264	375,221	1,153,975
Motor vehicles [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	1,538,213	220,862	1,428,587
Electronic equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	1,783,988	256,151	1,255,203
Machinery [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	1,119,594	160,755	117,656
Other equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	¥ 1,041,034	$ 149,473	¥ 639,424